Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of carrying values and estimated fair values of financial instruments	The carrying values and estimated fair values of our financial instruments that are not required to be recorded at fair value in our consolidated balance sheets are provided in the following table.

		December 31, 2020		December 31, 2019
Dollars in millions		Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (including current maturities):
Term Loan A	Level 2	$285	$285	$176	$176
Term Loan B	Level 2	516	517	756	764
Convertible Notes	Level 2	350	480	350	466
Senior Notes	Level 2	250	262	—	—
Senior Credit Facility	Level 2	260	260	—	—
Nonrecourse project debt	Level 2	7	7	18	18

Schedule of derivatives instruments statements of financial performance and financial position, location
The following table summarizes the recognized changes in fair value of our balance sheet hedges offset by remeasurement of balance sheet positions. These amounts are recognized in our consolidated statements of operations for the periods presented. The net of our changes in fair value of hedges and the remeasurement of our assets and liabilities is included in "Other non-operating income (loss)" on our consolidated statements of operations.

	Years ended December 31,
Gains (losses) dollars in millions	2020	2019
Balance Sheet Hedges - Fair Value	$(5)	$1
Balance Sheet Position - Remeasurement	9	3
Net	$4	$4

Schedule of sale of receivables activity
Activity for third-party financial institutions consisted of the following:

Year Ended
Dollars in millions	December 31, 2020
Sale of receivables	$779
Settlement of receivables	(647)
Cash collection, not yet remitted	(20)
Outstanding balances sold to financial institutions	$112